Stock-Based Compensation Performance Stock Units (Details) - Long-Term Incentive Plans - Performance Shares	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of award	Beginning in 2017, U.S. Cellular granted performance shares, specifically performance stock units, to key employees. The performance shares vest after three years. Each recipient may be entitled to shares of U.S. Cellular common stock equal to 50% to 200% of a communicated target award depending on the achievement of predetermined performance-based operating targets over the performance period, which is a one year period beginning on January 1 in the year of grant to December 31 in the year of grant. The remaining time through the end of the vesting period is considered the “time-based period”. Performance-based operating targets include Simple Free Cash Flow, Consolidated Total Revenue and Postpaid Handset Voluntary Defections. Subject to vesting during the time-based period, the performance share award agreement provides that in no event shall the award be less than 50% of the target opportunity as of the grant date.
Common Shares
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares | shares	0
Granted number of shares | shares	352,000
Forfeited number of shares | shares	(10,000)
Nonvested stock units, end of period - Number of shares | shares	342,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value | $ / shares	$ 0
Granted weighted average grant date fair value | $ / shares	36.92
Forfeited weighted average grant date fair value | $ / shares	36.92
Nonvested stock units - end of period weighted average grant date fair value | $ / shares	$ 36.92
Common Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share awards target	50.00%
Common Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share awards target	200.00%